Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Shares of Common Stock Outstanding
Shares of common stock outstanding were as follows:

	December 31,
	2016	2015	2014
Balance at beginning of year	200,244,239	172,792,526	173,992,168
Shares issued under restricted stock award plans	1,080,532	1,118,970	679,242
Shares issued upon exercise of stock options	960,395	744,374	304,619
Shares issued upon acquisition of IGT	—	45,322,614	—
GTECH rescission shares	—	(19,734,245)	—
Treasury stock purchases	—	—	(2,183,503)
Balance at end of year	202,285,166	200,244,239	172,792,526

Schedule of Treasury Stock Purchases
In 2014, GTECH repurchased common shares under programs authorized in June 2014 (the “June Program”) and October 2014 (the “October Program”) as detailed below:

	Maximum Shares Authorized for Purchase	Shares Acquired	Purchase Price ($ thousands)
June Program	1,782,426	1,782,426	43,380
October Program	16,676,505	401,077	9,780
	18,458,931	2,183,503	53,160

Schedule of Declared Cash Dividends
The Company declared cash dividends per share during the periods presented as follows:

	$	€
2016
First Quarter	0.20	—
Second Quarter	0.20	—
Third Quarter	0.20	—
Fourth Quarter	0.20	—
Total cash dividends declared	0.80	—

2015
Third Quarter	0.20	—
Fourth Quarter	0.20	—
Total cash dividends declared	0.40	—

2014
Second Quarter	1.04	0.75
Fourth Quarter	0.93	0.75
Total cash dividends declared	1.97	1.50

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)
The following table details the changes in Accumulated Other Comprehensive Income (loss) ("AOCI"):

		Unrealized Gain (Loss) on:					Less: OCI attributable to non-controlling interest	Total AOCI attributable to IGT PLC
	Foreign Currency Translation	Cash Flow Hedges	Hedge of Net Investment	Available for Sale Securities	Defined Benefit Plans	Share of OCI of Associate

Balance at December 31, 2013	113,362	(1,330)	(5,559)	2,989	(2,771)	—	1,590	108,281
Change during period	62,514	4,059	1,861	2,845	(2,055)	(748)	(905)	67,571
Reclassified to operations	—	(640)	—	—	—	—	—	(640)
Tax effect	(17,745)	(1,118)	(801)	(815)	470	—	—	(20,009)
OCI	44,769	2,301	1,060	2,030	(1,585)	(748)	(905)	46,922
Balance at December 31, 2014	158,131	971	(4,499)	5,019	(4,356)	(748)	685	155,203
Change during period	60,079	(594)	—	(3,046)	395	—	304	57,138
Reclassified to operations	—	(244)	—	—	—	—	—	(244)
Tax effect	(14,024)	254	(64)	(3,259)	(166)	—	—	(17,259)
OCI	46,055	(584)	(64)	(6,305)	229	—	304	39,635
Balance at December 31, 2015	204,186	387	(4,563)	(1,286)	(4,127)	(748)	989	194,838
Change during period	(49,881)	8,351	—	8,772	(682)	—	(203)	(33,643)
Reclassified to operations	118	(5,218)	—	—	—	—	—	(5,100)
Tax effect	373	(615)	(15)	4,723	82	—	—	4,548
OCI	(49,390)	2,518	(15)	13,495	(600)	—	(203)	(34,195)
Balance at December 31, 2016	154,796	2,905	(4,578)	12,209	(4,727)	(748)	786	160,643